UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
4/30/18 (Unaudited)

CORPORATE BONDS AND NOTES (50.5%)(a)
			Principal amount	Value

Banking (29.8%)

ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.64%), 2.995%, 1/18/19 (Netherlands)			$47,305,000	$47,483,624

ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 2.765%, 1/19/21 (Netherlands)			38,000,000	38,049,438

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.66%), 2.931%, 9/23/19 (Australia)			28,940,000	29,138,094

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.12%, 11/9/20 (Australia)			24,900,000	24,919,843

Australia & New Zealand Banking Group, Ltd. 144A unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.385%, 8/19/20 (Australia)			19,950,000	20,057,615

Australia & New Zealand Banking Group, Ltd./New York, NY sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.56%), 2.399%, 5/15/18			9,000,000	9,001,740

Bank of America Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 2.958%, 10/1/21			8,715,000	8,761,159

Bank of America Corp. sr. unsec. notes 6.875%, 11/15/18			6,410,000	6,558,243

Bank of America Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.04%), 3.388%, 1/15/19			21,664,000	21,814,347

Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.42%), 3.775%, 4/19/21			17,885,000	18,419,794

Bank of America Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.66%), 3.022%, 7/21/21			18,570,000	18,672,347

Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.87%), 3.178%, 4/1/19			18,751,000	18,889,353

Bank of Montreal sr. unsec. unsub. FRN Ser. D, (BBA LIBOR USD 3 Month + 0.46%), 2.802%, 4/13/21 (Canada)			11,600,000	11,646,075

Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 3.005%, 7/18/19 (Canada)			5,000,000	5,028,908

Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.44%), 2.565%, 6/15/20 (Canada)			24,600,000	24,707,968

Bank of New York Mellon Corp. (The) sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 2.918%, 8/1/18			645,000	645,843

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.284%, 5/22/18			7,715,000	7,716,422

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.87%), 2.755%, 8/17/20			2,600,000	2,640,429

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.83%), 3.178%, 1/15/19 (Canada)			5,000,000	5,025,618

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.66%), 2.767%, 6/14/19 (Canada)			10,000,000	10,054,875

Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.39%), 2.738%, 7/14/20 (Canada)			14,000,000	14,035,798

Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.90%, 3/28/19 (France)			19,255,000	19,070,592

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 2.849%, 7/20/20 (France)			52,900,000	53,109,081

Barclays Bank PLC sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.65%), 2.443%, 8/7/20 (United Kingdom)			25,500,000	25,671,253

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.72%), 3.063%, 1/15/20			20,957,000	21,127,634

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.66%), 3.018%, 2/1/19			11,313,000	11,355,112

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 2.695%, 6/15/20			13,945,000	14,019,414

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.22%), 2.578%, 2/1/21			4,750,000	4,747,020

BNP Paribas/BNP Paribas US Medium-Term Note Program, LLC company guaranty sr. unsec. unsub. notes Ser. MTN, 2.70%, 8/20/18 (France)			12,410,000	12,417,893

Branch Banking & Trust Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.798%, 1/15/20			10,000,000	10,032,506

Branch Banking & Trust Co. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.53%), 2.888%, 5/1/19			16,250,000	16,310,947

Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.678%, 2/2/21 (Canada)			27,300,000	27,289,063

Capital One NA/Mclean, VA sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.15%), 3.035%, 8/17/18			25,515,000	25,567,517

Capital One NA/Mclean, VA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.77%), 2.854%, 9/13/19			26,000,000	26,168,922

Capital One NA/Mclean, VA sr. unsec. notes 2.35%, 8/17/18			13,685,000	13,679,243

Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.31%), 3.672%, 10/26/20			18,205,000	18,604,347

Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.79%), 3.127%, 1/10/20			10,447,000	10,521,231

Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.38%), 3.682%, 3/30/21			45,563,000	46,790,469

Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.19%), 3.553%, 8/2/21			13,198,000	13,434,421

Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.88%), 3.239%, 7/30/18			1,643,000	1,645,974

Citizens Bank NA/Providence RI sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.54%), 2.557%, 3/2/20			26,400,000	26,428,109

Citizens Bank NA/Providence RI sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.57%), 2.514%, 5/26/20			40,951,000	41,174,288

Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.578%, 9/18/20 (Australia)			19,600,000	19,658,678

Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.521%, 3/10/20 (Australia)			14,900,000	14,970,179

Commonwealth Bank of Australia 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.64%), 2.433%, 11/7/19 (Australia)			19,627,000	19,738,540

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.06%), 3.185%, 3/15/19 (Australia)			6,550,000	6,600,239

Cooperative Rabobank UA/NY sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.43%), 2.792%, 4/26/21 (Netherlands)			20,400,000	20,429,356

Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.80%), 3.148%, 4/15/19 (United Kingdom)			23,040,000	23,174,757

Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.97%), 3.041%, 6/10/20 (United Kingdom)			5,005,000	5,073,879

Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.29%), 4.645%, 4/16/21 (United Kingdom)			18,003,000	18,908,863

Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 2.605%, 9/6/19 (Denmark)			38,941,000	39,141,042

Danske Bank A/S 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.527%, 3/2/20 (Denmark)			23,000,000	23,106,473

DnB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.37%), 2.678%, 10/2/20 (Norway)			53,305,000	53,436,557

Fifth Third Bancorp unsec. sub. notes 4.50%, 6/1/18			12,475,000	12,495,459

Fifth Third Bank sr. unsec. notes Ser. MTN, 2.15%, 8/20/18			11,509,000	11,496,721

Fifth Third Bank/Cincinnati, OH sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.59%), 2.882%, 9/27/19			13,335,000	13,389,447

Fifth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.25%), 2.609%, 10/30/20			19,200,000	19,218,509

Firth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.91%), 2.795%, 8/20/18			18,550,000	18,581,307

HBOS PLC 144A unsec. sub. notes Ser. GMTN, 6.75%, 5/21/18 (United Kingdom)			68,520,000	68,672,827

HSBC Bank PLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.64%), 2.479%, 5/15/18 (United Kingdom)			5,945,000	5,946,162

HSBC USA, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.88%), 3.166%, 9/24/18			25,110,000	25,185,672

HSBC USA, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.77%), 2.563%, 8/7/18			13,250,000	13,270,312

HSBC USA, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.61%), 2.43%, 11/13/19			13,350,000	13,425,085

Huntington Bancshares, Inc. sr. unsec. notes 2.60%, 8/2/18			22,500,000	22,505,223

Huntington National Bank (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.581%, 3/10/20			31,585,000	31,681,168

ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.13%), 3.378%, 3/22/19 (Netherlands)			13,130,000	13,248,515

ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.97%), 2.855%, 8/17/20 (Netherlands)			5,350,000	5,424,706

ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.88%), 2.719%, 8/15/21 (Netherlands)			2,700,000	2,730,522

ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.78%), 2.665%, 8/17/18 (Netherlands)			7,400,000	7,415,497

ING Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 2.449%, 8/15/19 (Netherlands)			8,000,000	8,030,176

ING Bank NV 144A sr. unsec. notes 2.05%, 8/17/18 (Netherlands)			13,000,000	12,983,089

ING Bank NV 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.69%), 2.998%, 10/1/19 (Netherlands)			14,455,000	14,536,616

JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.21%), 3.564%, 10/29/20			16,152,000	16,485,717

JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.48%), 3.486%, 3/1/21			21,696,000	22,353,606

JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 3.317%, 1/23/20			23,528,000	23,831,958

JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.68%), 2.686%, 6/1/21			11,060,000	11,125,787

JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.34%), 2.702%, 4/26/21			14,750,000	14,762,700

JPMorgan Chase Bank NA sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.29%), 2.648%, 2/1/21			6,000,000	5,991,090

KeyBank NA/Cleveland, OH sr. unsec. notes 1.70%, 6/1/18			24,410,000	24,396,086

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			25,079,000	25,049,081

Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.27%), 2.63%, 1/25/21			47,500,000	47,486,700

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.30%, 1/30/19			7,000,000	6,985,551

Mellon Funding Corp. company guaranty unsec. sub. notes 5.50%, 11/15/18			3,700,000	3,756,705

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.88%), 3.886%, 3/1/21 (Japan)			8,429,000	8,787,029

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.19%), 3.549%, 10/20/18 (Japan)			15,234,000	15,303,406

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. notes 2.15%, 10/20/18 (Japan)			3,675,000	3,666,722

National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.59%), 2.927%, 1/10/20 (Australia)			17,750,000	17,851,207

National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 2.747%, 12/9/19 (Australia)			2,600,000	2,618,666

National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.689%, 1/12/21 (Australia)			27,900,000	27,898,466

National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.414%, 5/22/20 (Australia)			25,700,000	25,815,868

National Bank of Canada company guaranty sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 2.631%, 6/12/20 (Canada)			14,750,000	14,839,320

National Bank of Canada sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 2.693%, 11/2/20 (Canada)			18,700,000	18,695,063

National Bank of Canada sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.84%), 2.947%, 12/14/18 (Canada)			5,070,000	5,088,881

Nordea Bank AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.47%), 2.454%, 5/29/20 (Sweden)			51,875,000	52,071,814

Nordea Bank AB 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.84%), 3.018%, 9/17/18 (Sweden)			15,800,000	15,845,995

PNC Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.612%, 1/22/21			27,970,000	27,969,776

PNC Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.36%), 2.245%, 5/19/20			13,650,000	13,704,523

PNC Bank NA sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.42%), 2.426%, 6/1/18			5,500,000	5,500,402

PNC Bank NA sr. unsec. notes Ser. BKNT, 1.70%, 12/7/18			11,700,000	11,645,958

PNC Bank NA sr. unsec. notes Ser. MTN, 1.60%, 6/1/18			21,000,000	20,987,400

PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.043%, 8/7/18			10,000,000	10,003,020

Rabobank Nederland NV/NY sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.51%), 2.31%, 8/9/19 (Netherlands)			48,300,000	48,543,674

Regions Bank sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.688%, 4/1/21			24,100,000	24,102,657

Regions Bank sr. unsec. notes Ser. BKNT, 2.25%, 9/14/18			57,200,000	57,112,755

Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.38%), 2.397%, 3/2/20 (Canada)			20,000,000	20,054,445

Royal Bank of Canada sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.70%), 2.771%, 12/10/18 (Canada)			12,000,000	12,042,197

Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.39%), 2.749%, 4/30/21 (Canada)			28,450,000	28,490,940

Santander Bank NA unsec.sub. notes 8.75%, 5/30/18			11,500,000	11,552,773

Santander Holdings USA, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 3.348%, 7/15/19			5,500,000	5,527,280

Santander UK PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.30%), 2.087%, 11/3/20 (United Kingdom)			14,200,000	14,182,321

Santander UK PLC sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.85%), 2.794%, 8/24/18 (United Kingdom)			13,800,000	13,831,893

Santander UK PLC sr. unsec. unsub. notes 3.05%, 8/23/18 (United Kingdom)			5,500,000	5,508,278

Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.57%), 2.659%, 9/13/19 (Sweden)			45,200,000	45,424,599

Societe Generale SA company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.08%), 3.388%, 10/1/18 (France)			14,625,000	14,673,131

State Street Bank & Trust Co. unsec. sub. notes Ser. BKNT, 5.25%, 10/15/18			8,500,000	8,602,571

State Street Corp. sr. unsec. unsub. notes 1.35%, 5/15/18			16,000,000	15,994,132

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.703%, 1/17/20 (Japan)			26,000,000	26,023,556

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.74%), 3.102%, 7/23/18 (Japan)			12,900,000	12,918,900

Sumitomo Mitsui Banking Corp. 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 3.025%, 10/19/18 (Japan)			11,400,000	11,430,723

SunTrust Bank/Atlanta, GA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.53%), 2.889%, 1/31/20			28,550,000	28,708,262

SunTrust Banks, Inc. sr. unsec. notes 2.35%, 11/1/18			22,306,000	22,286,066

Svenska Handelsbanken AB company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.36%), 2.407%, 9/8/20 (Sweden)			15,000,000	15,046,575

Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 1.15%), 3.458%, 3/30/21 (Sweden)			18,400,000	18,854,406

Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.49%), 2.515%, 9/6/19 (Sweden)			6,000,000	6,025,055

Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.54%), 2.902%, 7/23/18 (Canada)			10,000,000	10,011,262

Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.24%), 2.60%, 1/25/21 (Canada)			28,500,000	28,477,341

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.65%), 2.47%, 8/13/19 (Canada)			6,000,000	6,032,533

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.93%), 3.037%, 12/14/20 (Canada)			1,700,000	1,729,937

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.00%), 3.331%, 4/7/21 (Canada)			26,000,000	26,566,306

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.42%), 2.775%, 1/18/19 (Canada)			4,950,000	4,958,762

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.56%), 2.347%, 11/5/19 (Canada)			7,300,000	7,354,552

U.S. Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.40%), 2.76%, 4/25/19			3,600,000	3,609,835

U.S. Bancorp sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.49%), 2.329%, 11/15/18			16,700,000	16,729,449

U.S. Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.32%), 2.682%, 4/26/21			38,700,000	38,722,136

U.S. Bank, NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.41%), 2.772%, 4/26/19			600,000	601,546

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.48%), 2.839%, 10/28/19			19,400,000	19,489,686

U.S. Bank, NA/Cincinnati, OH sr.unsec. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.679%, 1/24/20			15,215,000	15,245,587

UBS AG/Stamford, CT sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.64%), 2.473%, 8/14/19			12,323,000	12,376,252

Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.03%), 3.387%, 7/26/21			14,960,000	15,238,415

Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.34%), 3.365%, 3/4/21			29,886,000	30,631,058

Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.88%), 3.242%, 7/22/20			29,847,000	30,191,703

Wells Fargo & Co. sr. unsec. unsub. FRN Ser. N, (BBA LIBOR USD 3 Month + 0.68%), 3.039%, 1/30/20			12,383,000	12,458,090

Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, (BBA LIBOR USD 3 Month + 1.01%), 3.045%, 12/7/20			7,772,000	7,885,619

Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.34%), 2.702%, 1/25/21 (Australia)			23,450,000	23,478,307

Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.74%), 2.66%, 11/23/18 (Australia)			10,000,000	10,036,484

Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.43%), 2.455%, 3/6/20 (Australia)			14,900,000	14,963,027

Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.56%), 2.445%, 8/19/19 (Australia)			12,950,000	13,008,619

Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.43%), 2.374%, 5/25/18 (Australia)			11,000,000	11,003,070

				2,675,163,407
Capital goods (0.4%)

John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.29%), 2.616%, 10/9/19			10,000,000	10,025,895

United Technologies Corp. jr. unsec. sub. notes 1.778%, 5/4/18			6,000,000	5,999,760

United Technologies Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.708%, 11/1/19			15,435,000	15,506,627

				31,532,282
Communication services (1.2%)

AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.65%), 2.998%, 1/15/20			34,100,000	34,310,397

AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.91%), 2.866%, 11/27/18			12,300,000	12,348,605

Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 2.933%, 1/17/20 (Netherlands)			22,550,000	22,630,013

Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.628%, 9/19/19 (Netherlands)			11,495,000	11,542,087

Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 2.209%, 8/15/19			21,991,000	22,044,765

				102,875,867
Conglomerates (0.6%)

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.34%), 2.485%, 3/16/20 (Netherlands)			25,150,000	25,267,222

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.409%, 9/13/19 (Netherlands)			15,000,000	15,062,486

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.28%), 2.224%, 5/25/18 (Netherlands)			10,000,000	10,001,677

				50,331,385
Consumer cyclicals (2.8%)

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.589%, 12/13/19 (Canada)			39,240,000	39,285,898

Amazon.com, Inc. 144A sr. unsec. notes 1.90%, 8/21/20			19,300,000	18,894,429

BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 2.749%, 4/12/21			19,000,000	19,064,752

BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 2.535%, 9/13/19			8,800,000	8,835,206

BMW US Capital, LLC 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.705%, 4/6/20			9,800,000	9,826,969

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.037%, 11/5/18			4,730,000	4,732,396

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN Ser. 1, (BBA LIBOR USD 3 Month + 0.83%), 2.901%, 3/12/19			11,515,000	11,554,009

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.00%, 5/15/18			33,500,000	33,531,504

General Motors Financial Co., Inc. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.27%), 3.582%, 10/4/19			5,950,000	6,023,619

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRB (BBA LIBOR USD 3 Month + 2.06%), 4.408%, 1/15/19			8,250,000	8,347,920

Moody's Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.375%, 9/4/18			22,950,000	22,966,258

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 2.922%, 1/13/20			10,250,000	10,296,497

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 2.732%, 7/13/20			25,800,000	25,843,267

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.39%), 2.685%, 9/28/20			9,500,000	9,515,088

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.52%), 2.609%, 9/13/19			15,000,000	15,056,832

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.44%), 2.795%, 10/18/19			8,500,000	8,541,702

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.39%), 2.743%, 1/17/19			2,105,000	2,108,627

				254,424,973
Consumer finance (0.9%)

American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.33%), 2.689%, 10/30/20			28,400,000	28,433,361

American Express Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.59%), 2.494%, 5/22/18			7,860,000	7,860,197

American Express Credit Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.33%), 2.117%, 5/3/19			6,835,000	6,842,724

American Express Credit Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.728%, 3/18/19			10,921,000	10,961,779

American Express Credit Corp. sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.49%), 2.329%, 8/15/19			1,900,000	1,907,268

American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.57%), 2.929%, 10/30/19			6,200,000	6,230,264

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.46%), 2.802%, 7/13/18			7,000,000	7,007,721

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.34%), 2.173%, 2/14/20			14,700,000	14,761,927

				84,005,241
Consumer staples (2.7%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.26%), 3.623%, 2/1/21			31,025,000	31,960,714

BAT International Finance PLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.635%, 6/15/18 (United Kingdom)			6,000,000	5,999,754

Conagra Brands, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 2.831%, 10/9/20			14,020,000	14,036,814

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.57%), 2.381%, 2/10/21			26,708,000	26,758,353

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.42%), 2.22%, 8/9/19			29,038,000	29,089,775

McDonald's Corp. sr. unsec. unsub. notes Ser. MTN, 2.10%, 12/7/18			49,000,000	48,978,293

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 1.45%, 7/15/19			10,340,000	10,145,765

Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.61%), 2.969%, 10/28/19 (Netherlands)			31,100,000	31,237,071

Mondelez International, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.52%), 2.878%, 2/1/19			11,750,000	11,775,409

PepsiCo, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.59%), 2.494%, 2/22/19			4,230,000	4,249,613

Tyson Foods, Inc. sr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.434%, 5/30/19			8,700,000	8,715,190

Tyson Foods, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.45%), 2.342%, 8/21/20			24,000,000	24,065,373

				247,012,124
Energy (2.3%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.54%), 2.351%, 5/10/19 (United Kingdom)			2,000,000	2,007,560

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.51%), 2.321%, 5/10/18 (United Kingdom)			21,214,000	21,213,300

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.183%, 8/14/18 (United Kingdom)			16,010,000	16,024,208

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.241%, 9/26/18 (United Kingdom)			17,000,000	16,997,859

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)			10,500,000	10,340,511

Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.41%), 2.249%, 11/15/19			9,800,000	9,860,622

Chevron Corp. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.21%), 2.235%, 3/3/20			24,950,000	25,016,171

EQT Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.77%), 3.078%, 10/1/20			28,500,000	28,563,270

Halliburton Co. sr. unsec. unsub. notes 2.00%, 8/1/18			6,680,000	6,667,276

Phillips 66 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.75%), 3.098%, 4/15/20			21,349,000	21,352,845

Phillips 66 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 2.998%, 4/15/19			22,250,000	22,258,815

Shell International Finance BV company guaranty sr. unsec. unsub. notes 1.90%, 8/10/18 (Netherlands)			7,400,000	7,395,649

Total Capital International SA company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.35%), 2.528%, 6/19/19 (France)			4,525,000	4,540,383

Total Capital International SA company guaranty sr. unsec. unsub. notes 2.125%, 1/10/19 (France)			18,472,000	18,406,311

				210,644,780
Financial (1.7%)

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.32%), 2.657%, 1/10/20			19,750,000	19,819,522

HSBC Holdings PLC sr. unsec. FRN (BBA LIBOR USD 3 Month + 2.24%), 4.287%, 3/8/21 (United Kingdom)			28,139,000	29,584,782

HSBC Holdings PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.66%), 3.604%, 5/25/21 (United Kingdom)			2,300,000	2,383,916

Mizuho Financial Group, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.48%), 3.819%, 4/12/21 (Japan)			9,350,000	9,602,754

Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.68%), 3.737%, 3/9/21 (Japan)			8,460,000	8,761,261

UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.58%), 2.627%, 6/8/20 (United Kingdom)			20,400,000	20,477,500

UBS AG/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.48%), 2.486%, 12/1/20 (United Kingdom)			21,577,000	21,605,999

UBS Group Funding Switzerland AG 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.44%), 3.726%, 9/24/20 (Switzerland)			10,700,000	10,957,241

UBS Group Funding Switzerland AG 144A company guaranty sr. unsec. notes (BBA LIBOR USD 3 Month + 1.78%), 4.128%, 4/14/21 (Switzerland)			24,954,000	25,853,992

				149,046,967
Health care (1.4%)

AbbVie, Inc. sr. unsec. notes 1.80%, 5/14/18			20,000,000	19,996,800

AstraZeneca PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.53%), 2.38%, 11/16/18 (United Kingdom)			42,300,000	42,406,825

Becton Dickinson and Co. sr. unsec. unsub. notes 2.133%, 6/6/19			20,750,000	20,532,569

CVS Health Corp. sr. unsec. unsub. notes 1.90%, 7/20/18			42,100,000	42,049,901

				124,986,095
Insurance (2.4%)

AIG Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.48%), 2.788%, 7/2/20			27,350,000	27,381,746

Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.30%), 2.666%, 4/27/20			47,500,000	47,504,662

Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.25%), 2.542%, 12/27/18			24,800,000	24,831,029

Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.38%), 2.20%, 2/13/19			9,500,000	9,519,946

Metropolitan Life Global Funding I 144A FRN (BBA LIBOR USD 3 Month + 0.43%), 2.608%, 12/19/18			10,000,000	10,025,422

Metropolitan Life Global Funding I 144A FRN (BBA LIBOR USD 3 Month + 0.34%), 2.447%, 9/14/18			25,000,000	25,028,225

Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19			1,441,000	1,415,399

Metropolitan Life Global Funding I 144A sr. FRN (BBA LIBOR USD 3 Month + 0.23%), 2.561%, 1/8/21			11,500,000	11,502,243

Metropolitan Life Global Funding I 144A sr. FRN (BBA LIBOR USD 3 Month + 0.22%), 2.398%, 9/19/19			10,300,000	10,315,376

Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19			1,753,000	1,724,788

New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.39%), 2.749%, 10/24/19			15,000,000	15,063,024

Pricoa Global Funding I 144A FRN (BBA LIBOR USD 3 Month + 0.50%), 2.792%, 6/27/18			22,000,000	22,013,396

Principal Life Global Funding II 144A FRN (BBA LIBOR USD 3 Month + 0.30%), 2.204%, 2/22/19			10,000,000	10,016,527

				216,341,783
Investment banking/Brokerage (1.5%)

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.16%), 3.522%, 4/23/20			4,795,000	4,865,725

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.80%), 2.889%, 12/13/19			7,505,000	7,562,380

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.10%), 2.939%, 11/15/18			29,611,000	29,751,531

Morgan Stanley sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.55%), 2.294%, 2/10/21			25,830,000	25,917,539

Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.98%), 3.125%, 6/16/20			11,042,000	11,194,360

Morgan Stanley sr. unsec. unsub. FRN Ser. 3NC2, (BBA LIBOR USD 3 Month + 0.80%), 2.633%, 2/14/20			25,600,000	25,690,624

Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.40%), 3.762%, 4/21/21			28,992,000	29,803,706

				134,785,865
Technology (1.1%)

Apple, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.20%), 1.993%, 2/7/20			25,000,000	25,081,325

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 2.20%, 1/15/21			29,150,000	28,265,123

Cisco Systems, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.31%), 2.435%, 6/15/18			10,000,000	10,005,423

IBM Credit, LLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.26%), 2.619%, 1/20/21			28,865,000	28,988,470

Qualcomm, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.27%), 2.155%, 5/18/18			10,000,000	10,001,350

				102,341,691
Utilities and power (1.7%)

Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.55%), 2.556%, 6/1/19			30,150,000	30,272,849

Dominion Energy, Inc. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 2.406%, 12/1/20			29,500,000	29,424,156

DTE Energy Co. sr. unsec. notes 1.50%, 10/1/19			7,000,000	6,839,821

Duke Energy Florida, LLC sr. unsec. unsub. notes 2.10%, 12/15/19			12,250,000	12,181,471

Edison International sr. unsec. notes 2.125%, 4/15/20			10,000,000	9,804,080

NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. notes 1.649%, 9/1/18			7,000,000	6,976,547

Southern Co. (The) 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.70%), 3.008%, 9/30/20			30,800,000	30,976,387

Total Capital SA company guaranty sr. unsec. unsub. notes 2.125%, 8/10/18 (France)			2,500,000	2,497,289

TransCanada PipeLines, Ltd. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.28%), 2.114%, 11/15/19 (Canada)			24,100,000	24,060,476

				153,033,076

Total corporate bonds and notes (cost $4,531,237,916)				$4,536,525,536

COMMERCIAL PAPER (37.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Air Liquide US, LLC	2.285	6/5/18	$19,000,000	$18,964,356

Air Liquide US, LLC	2.388	5/4/18	33,500,000	33,493,520

Albermarle Corp.	2.455	5/14/18	23,000,000	22,979,929

Albermarle Corp.	2.485	5/7/18	6,000,000	5,997,433

Altria Group, Inc.	2.316	5/22/18	48,000,000	47,933,237

Altria Group, Inc.	2.293	5/1/18	19,000,000	18,998,859

Amcor Finance (USA), Inc. 144A	2.304	5/17/18	30,000,000	29,967,998

Amcor, Ltd./Australia (Australia)	2.278	5/11/18	33,500,000	33,477,225

Ameren Illinois Co.	2.341	5/21/18	32,260,000	32,217,132

Ameren Illinois Co.	2.385	5/14/18	10,000,000	9,991,273

Ameren Illinois Co.	2.385	5/9/18	28,000,000	27,984,509

American Electric Power Co., Inc.	2.344	5/29/18	15,000,000	14,971,918

American Electric Power Co., Inc.	2.354	5/9/18	22,000,000	21,987,829

American Electric Power Co., Inc. 144A	2.344	5/24/18	17,000,000	16,973,990

Amphenol Corp.	2.263	5/9/18	31,000,000	30,982,849

Amphenol Corp.	2.222	5/8/18	19,000,000	18,990,686

Aon Corp.	2.304	5/22/18	17,000,000	16,976,272

Aon Corp.	2.305	5/21/18	5,000,000	4,993,356

Arrow Electronics, Inc.	2.606	5/7/18	20,000,000	19,990,978

Arrow Electronics, Inc. 144A	2.554	5/10/18	18,700,000	18,687,850

Arrow Electronics, Inc. 144A	2.606	5/3/18	29,500,000	29,494,358

AstraZeneca PLC (United Kingdom)	2.286	6/4/18	24,000,000	23,955,317

Autonation, Inc. 144A	2.300	5/1/18	66,000,000	65,995,816

Avery Dennison Corp.	2.355	5/16/18	41,000,000	40,958,909

AXA Financial, Inc.	2.253	5/2/18	25,000,000	24,997,238

Barclays Bank PLC (United Kingdom)	2.109	5/15/18	9,500,000	9,493,548

Bell Canada, Inc. (Canada)	2.345	5/24/18	10,000,000	9,985,920

Bell Canada, Inc. (Canada)	2.335	5/23/18	18,500,000	18,475,096

Boston Scientific Corp.	2.514	5/24/18	20,000,000	19,969,400

Boston Scientific Corp.	2.605	5/10/18	33,000,000	32,979,659

Boston Scientific Corp.	2.605	5/2/18	20,000,000	19,997,590

BPCE SA (France)	1.864	5/1/18	82,000,000	81,996,157

Cabot Corp.	2.334	5/17/18	8,333,000	8,324,119

Cabot Corp.	2.323	5/16/18	15,720,000	15,704,259

Cabot Corp.	2.375	5/15/18	22,256,000	22,235,135

Cabot Corp.	2.457	5/14/18	20,400,000	20,382,198

Canadian Natural Resources, Ltd. (Canada)	2.485	5/25/18	24,500,000	24,460,919

Canadian Natural Resources, Ltd. (Canada)	2.464	5/24/18	14,000,000	13,978,608

Canadian Natural Resources, Ltd. (Canada)	2.608	5/16/18	28,000,000	27,971,938

CBS Corp.	2.305	5/25/18	21,000,000	20,966,444

CBS Corp.	2.406	5/8/18	48,000,000	47,976,469

CenterPoint Energy Resources Corp.	2.304	5/24/18	23,750,000	23,713,663

Church & Dwight Co., Inc.	2.355	5/10/18	25,000,000	24,984,590

Conagra Brands, Inc.	2.202	5/11/18	9,000,000	8,993,826

Consolidated Edison, Inc.	2.254	5/23/18	44,460,000	44,400,151

Consolidated Edison, Inc.	2.203	5/15/18	24,900,000	24,878,524

Credit Agricole Corporate and Investment Bank (France)	2.051	5/30/18	4,750,000	4,743,231

CRH America Finance, Inc.	2.355	5/31/18	9,400,000	9,380,978

CRH America Finance, Inc. 144A	2.407	5/29/18	29,000,000	28,945,709

CRH America Finance, Inc. 144A	2.406	5/17/18	33,000,000	32,964,797

Danske Corp. (Denmark)	2.112	6/4/18	24,100,000	24,054,428

Diageo Capital PLC (United Kingdom)	2.313	6/12/18	37,000,000	36,894,154

Diageo Capital PLC (United Kingdom)	2.305	5/8/18	38,000,000	37,981,372

DnB Bank ASA (Norway)	1.386	6/20/18	18,500,000	18,503,275

Dominion Energy Gas Holdings, LLC	2.409	6/25/18	20,500,000	20,423,467

Duke Energy Corp.	2.243	5/7/18	33,000,000	32,985,883

Duke Energy Corp. 144A	2.616	6/21/18	23,000,000	22,918,938

E. I. du Pont de Nemours & Co.	2.235	5/24/18	6,000,000	5,990,852

E. I. du Pont de Nemours & Co.	2.389	5/23/18	34,000,000	33,950,451

E. I. du Pont de Nemours & Co.	2.367	5/22/18	20,000,000	19,972,182

Eastman Chemical Co.	2.304	5/25/18	17,800,000	17,771,557

Enbridge Energy Partners LP	2.837	5/31/18	19,000,000	18,961,797

Enbridge Energy Partners LP	2.857	5/18/18	9,500,000	9,489,246

Enbridge Energy Partners LP 144A	2.847	5/15/18	19,000,000	18,982,188

Enbridge Energy Partners LP 144A	2.795	5/3/18	15,000,000	14,997,281

Energy Transfer Partners LP	2.600	5/1/18	46,000,000	45,997,084

Eni Finance USA, Inc.	2.254	5/23/18	4,000,000	3,994,615

Eni Finance USA, Inc.	2.234	5/22/18	19,000,000	18,975,582

Entergy Corp.	2.550	5/30/18	23,400,000	23,354,760

Entergy Corp.	2.558	5/16/18	28,000,000	27,971,938

Enterprise Products Operating, LLC	2.366	5/18/18	21,260,000	21,235,934

Florida Power & Light Co.	2.230	5/17/18	17,500,000	17,482,819

FMC Corp.	2.450	5/1/18	27,300,000	27,298,360

FMC Technologies, Inc.	2.404	5/17/18	5,000,000	4,994,666

FMC Technologies, Inc.	2.405	5/11/18	6,500,000	6,495,581

FMC Technologies, Inc.	2.405	5/8/18	10,800,000	10,794,706

FMC Technologies, Inc. 144A	2.354	5/16/18	25,000,000	24,974,945

Ford Motor Credit Co., LLC	2.042	7/10/18	4,000,000	3,982,147

Ford Motor Credit Co., LLC	2.174	6/15/18	13,000,000	12,965,133

Ford Motor Credit Co., LLC	1.994	5/4/18	8,400,000	8,398,301

Fortive Corp.	2.343	5/8/18	3,850,000	3,848,113

Fortive Corp.	2.404	5/3/18	5,000,000	4,999,094

Fortive Corp.	2.404	5/2/18	33,000,000	32,996,024

General Mills, Inc.	2.225	5/30/18	47,500,000	47,407,771

Hawaiian Electric Co., Inc.	2.601	5/7/18	3,500,000	3,498,489

Hawaiian Electric Co., Inc.	2.600	5/1/18	5,150,000	5,149,688

Humana, Inc.	2.556	5/22/18	23,750,000	23,716,865

International Flavors & Fragrances, Inc. 144A	2.506	5/4/18	30,000,000	29,992,730

Interpublic Group of Cos., Inc. (The)	2.254	5/24/18	16,903,000	16,877,229

Interpublic Group of Cos., Inc. (The)	2.506	5/9/18	4,700,000	4,697,400

Interpublic Group of Cos., Inc. (The)	2.505	5/3/18	20,000,000	19,996,375

Interpublic Group of Cos., Inc. (The)	2.465	5/2/18	19,000,000	18,997,711

Kansas City Southern	2.452	5/4/18	20,350,000	20,344,797

Kinder Morgan, Inc./DE	2.400	5/1/18	20,000,000	19,998,732

LVMH Moet Hennessy Louis Vuitton SA	2.414	7/23/18	14,500,000	14,429,694

LVMH Moet Hennessy Louis Vuitton SA	2.433	6/27/18	37,000,000	36,881,672

LVMH Moet Hennessy Louis Vuitton SA	2.433	6/26/18	28,000,000	27,912,131

Macquarie Bank, Ltd. (Australia)	1.909	5/11/18	28,500,000	28,483,924

Magna International, Inc. (Canada)	2.242	5/9/18	15,000,000	14,991,701

Magna International, Inc. (Canada)	2.232	5/4/18	49,000,000	48,988,126

Marsh & McLennan Companies, Inc.	2.617	6/29/18	11,220,000	11,173,624

McDonald's Corp.	2.254	5/25/18	24,000,000	23,961,800

Mohawk Industries, Inc.	2.254	5/24/18	25,000,000	24,961,750

Mondelez International, Inc.	2.371	5/15/18	8,000,000	7,992,500

Mondelez International, Inc.	2.458	5/14/18	22,000,000	21,980,801

Nationwide Building Society (United Kingdom)	1.860	5/21/18	33,500,000	33,461,542

Nationwide Building Society (United Kingdom)	1.909	5/17/18	28,000,000	27,974,838

NiSource Finance Corp.	2.251	5/2/18	47,000,000	46,994,337

NiSource Finance Corp.	2.251	5/1/18	14,500,000	14,499,129

NRW.Bank (Germany)	2.234	7/30/18	14,000,000	13,923,171

NRW.Bank (Germany)	1.767	5/2/18	42,000,000	41,996,202

Omnicom Capital, Inc.	2.506	5/7/18	47,500,000	47,479,680

Oncor Electric Delivery	2.360	6/29/18	28,500,000	28,382,200

Oncor Electric Delivery	2.359	6/25/18	11,900,000	11,854,463

Potash Corp. of Saskatchewan ,Inc. (Canada)	2.456	5/9/18	50,000,000	49,972,338

Puget Sound Energy, Inc.	2.355	6/4/18	9,500,000	9,478,249

Puget Sound Energy, Inc.	2.303	5/18/18	19,000,000	18,978,492

Rogers Communications, Inc. (Canada)	2.305	5/15/18	19,500,000	19,481,719

Rogers Communications, Inc. (Canada)	2.355	5/3/18	48,000,000	47,991,300

Schlumberger Holdings Corp.	1.957	6/18/18	18,300,000	18,244,330

Schlumberger Holdings Corp.	2.414	6/11/18	4,000,000	3,989,733

Schlumberger Holdings Corp.	2.305	5/18/18	7,000,000	6,992,706

Sherwin-Williams Co. (The)	2.505	5/14/18	12,500,000	12,491,182

Societe Generale SA (France)	1.862	5/31/18	41,000,000	40,935,920

Southern Co. (The)	2.303	5/4/18	10,000,000	9,997,577

Southern Co. (The) 144A	2.323	5/7/18	19,000,000	18,991,872

Southern Co. Gas Capital Corp.	2.233	5/16/18	15,921,000	15,905,044

Suncor Energy, Inc. (Canada)	2.375	5/29/18	12,000,000	11,977,535

Suncor Energy, Inc. (Canada)	2.385	5/22/18	13,000,000	12,981,855

Time Warner, Inc.	2.440	6/22/18	37,500,000	37,365,016

Time Warner, Inc.	2.316	5/29/18	5,000,000	4,990,639

Time Warner, Inc.	2.447	5/23/18	32,000,000	31,953,182

Total Capital Canada Ltd. (Canada)	2.162	7/18/18	13,700,000	13,637,647

TransCanada PipeLines, Ltd. (Canada)	2.410	6/18/18	5,000,000	4,983,497

TransCanada PipeLines, Ltd. 144A (Canada)	2.410	6/19/18	19,750,000	19,683,344

Tyco International Holding SA (Luxembourg)	2.430	6/12/18	25,000,000	24,929,677

Tyco International Holding SA 144A (Luxembourg)	2.457	5/18/18	40,000,000	39,954,800

UDR, Inc.	2.265	5/30/18	15,500,000	15,469,904

UDR, Inc. 144A	2.355	5/18/18	33,000,000	32,962,644

UDR, Inc. 144A	2.505	5/4/18	19,500,000	19,495,275

Walgreens Boots Alliance, Inc.	2.198	6/21/18	24,000,000	23,915,413

Walgreens Boots Alliance, Inc.	2.385	5/16/18	24,000,000	23,975,947

Waste Management, Inc.	2.324	5/17/18	13,000,000	12,986,144

Waste Management, Inc.	2.283	5/16/18	16,000,000	15,983,979

Waste Management, Inc.	2.354	5/14/18	11,000,000	10,990,401

Waste Management, Inc.	2.283	5/9/18	24,000,000	24,000,000

Westar Energy, Inc. 144A	2.253	5/18/18	28,525,000	28,492,710

Whirlpool Corp.	2.172	5/1/18	36,500,000	36,497,808

WPP CP, LLC	2.820	7/16/18	37,500,000	37,295,629

Total commercial paper (cost $3,361,480,120)				$3,361,477,218

MORTGAGE-BACKED SECURITIES (5.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (1.8%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.597%, 10/25/27 (Bermuda)			$18,584,873	$18,666,182

Federal Home Loan Mortgage Corporation
Ser. 1619, Class PZ, 6.50%, 11/15/23			85,292	90,080
Ser. 3724, Class CM, 5.50%, 6/15/37			166,167	179,097
Ser. 3316, Class CD, 5.50%, 5/15/37			63,870	69,397
Structured Agency Credit Risk Debt FRN Ser. 13-DN1, Class M1, (1 Month US LIBOR + 3.40%), 5.297%, 7/25/23			16,431	16,547
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M2, (1 Month US LIBOR + 2.90%), 4.772%, 7/25/28			15,444,489	15,869,213
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 4.747%, 4/25/28			17,553,625	18,132,958
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M2, (1 Month US LIBOR + 2.80%), 4.697%, 5/25/28			6,272,582	6,459,756
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M2, (1 Month US LIBOR + 2.75%), 4.647%, 9/25/28			269,813	277,233
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class M2, (1 Month US LIBOR + 2.65%), 4.547%, 3/25/28			10,323,422	10,533,091
Ser. 3539, Class PM, 4.50%, 5/15/37			15,822	16,195
Ser. 2958, Class QD, 4.50%, 4/15/20			719	718
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 4.497%, 12/25/27			18,918,179	19,314,326
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M2, (1 Month US LIBOR + 2.25%), 4.147%, 11/25/28			3,467,670	3,554,361
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, (1 Month US LIBOR + 2.20%), 4.097%, 10/25/28			19,810,914	20,044,563
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, (1 Month US LIBOR + 2.20%), 4.097%, 3/25/25			5,956,444	5,980,266
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 4.097%, 9/25/24			304,189	313,628
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%), 4.097%, 2/25/24			2,493,647	2,565,591
Ser. 2854, Class DL, 4.00%, 9/15/19			16,997	17,034
Ser. 2864, Class GB, 4.00%, 9/15/19			17,353	17,430
Ser. 2783, Class AY, 4.00%, 4/15/19			8,315	8,334
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M2, (1 Month US LIBOR + 2.00%), 3.897%, 12/25/28			1,826,000	1,854,837
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 3.847%, 5/25/25			962,570	988,752
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M2, (1 Month US LIBOR + 1.65%), 3.547%, 4/25/24			4,715,629	4,782,032
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, (1 Month US LIBOR + 1.10%), 2.997%, 12/25/28			368,731	368,953
Ser. 3611, PO, zero %, 7/15/34			51,451	43,552

Federal National Mortgage Association
Ser. 11-15, Class AB, 9.75%, 8/25/19			5,358	5,415
Ser. 10-110, Class AE, 9.75%, 11/25/18			4,937	4,990
Ser. 05-48, Class AR, 5.50%, 2/25/35			33,524	34,095
Ser. 08-8, Class PA, 5.00%, 2/25/38			36,547	37,154
Ser. 09-15, Class MC, 5.00%, 3/25/24			3,474	3,515
Ser. 09-100, Class PA, 4.50%, 4/25/39			376	376
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M1, (1 Month US LIBOR + 0.65%), 4.26%, 8/25/30			5,582,067	5,581,970
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M1, (1 Month US LIBOR + 2.20%), 4.097%, 10/25/28			504,252	507,076
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M1, (1 Month US LIBOR + 2.15%), 4.047%, 9/25/28			3,340,473	3,363,139
Ser. 11-60, Class PA, 4.00%, 10/25/39			13,716	13,617
Ser. 11-36, Class PA, 4.00%, 2/25/39			38,869	38,890
Ser. 03-43, Class YA, 4.00%, 3/25/33			187,341	188,237
Ser. 04-27, Class HB, 4.00%, 5/25/19			6,423	6,443
Ser. 03-128, Class NG, 4.00%, 1/25/19			5,712	5,716
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M1, (1 Month US LIBOR + 2.10%), 3.997%, 8/25/28			110,195	110,528
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, (1 Month US LIBOR + 2.00%), 3.897%, 10/25/28			138,404	140,283
Connecticut Avenue Securities FRB Ser. 13-C01, Class M1, (1 Month US LIBOR + 2.00%), 3.897%, 10/25/23			25,077	25,203
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M1, (1 Month US LIBOR + 1.95%), 3.847%, 8/25/28			2,218,706	2,230,776
Ser. 11-20, Class PC, 3.50%, 3/25/39			27,653	27,785
Ser. 10-155, Class A, 3.50%, 9/25/25			10,432	10,463
Connecticut Avenue Securities FRB Ser. 14-C01, Class M1, (1 Month US LIBOR + 1.60%), 3.497%, 1/25/24			218,579	220,182
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M1, (1 Month US LIBOR + 1.45%), 3.347%, 1/25/29			12,014,896	12,108,131
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.247%, 1/25/29			4,418,268	4,436,148
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M1, (1 Month US LIBOR + 1.30%), 3.197%, 7/25/29			2,044,554	2,060,722
Ser. 11-42, Class BJ, 3.00%, 8/25/25			35,198	35,180
Ser. 10-43, Class KG, 3.00%, 1/25/21			17,195	17,213
Ser. 11-23, Class AB, 2.75%, 6/25/20			6,119	6,142
Ser. 10-81, Class AP, 2.50%, 7/25/40			74,891	72,847
FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%), 2.397%, 8/25/40			976,273	969,726
FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%), 2.247%, 8/25/36			253,341	252,409
FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%), 2.147%, 10/25/31			722,164	719,720
Ser. 92-96, Class B, PO, zero %, 5/25/22			2,577	2,522

Government National Mortgage Association
Ser. 10-39, Class PH, 4.50%, 11/20/38			16,478	16,541
Ser. 09-32, Class AB, 4.00%, 5/16/39			17,990	18,470

				163,435,750
Residential mortgage-backed securities (non-agency) (3.2%)

Angel Oak Mortgage Trust, LLC 144A FRB Ser. 17-3, Class A1, 2.614%, 11/25/47(WAC)			3,457,186	3,432,986

Banc of America Funding Trust FRB Ser. 05-B, Class 3A1, (1 Month US LIBOR + 0.46%), 2.357%, 4/20/35			921,127	916,522

Banc of America Funding Trust 144A FRB Ser. 15-R4, Class 6A1, (1 Month US LIBOR + 0.14%), 2.012%, 8/27/36			10,000,505	9,950,502

Bayview Financial Mortgage Pass-Through Trust Ser. 06-B, Class 1A4, 6.394%, 4/28/36			1,072,787	1,072,787

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-TC2, Class M2, (1 Month US LIBOR + 1.01%), 2.902%, 8/25/35			9,472,836	9,480,415
FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR + 1.00%), 2.897%, 10/25/37			11,103,768	11,140,876
FRB Ser. 05-FR1, Class M1, (1 Month US LIBOR + 0.75%), 2.647%, 6/25/35			1,031,232	1,034,125
FRB Ser. 05-EC1, Class M2, (1 Month US LIBOR + 0.71%), 2.602%, 11/25/35			3,740,770	3,741,939
FRB Ser. 05-TC1, Class M1, (1 Month US LIBOR + 0.66%), 2.557%, 5/25/35			1,261,893	1,261,893
FRB Ser. 06-HE1, Class 1M1, (1 Month US LIBOR + 0.41%), 2.307%, 12/25/35			734,955	738,477

Bear Stearns Asset Backed Securities Trust
FRB Ser. 05-SD3, Class 1A, (1 Month US LIBOR + 0.49%), 2.387%, 7/25/35			2,223,767	2,217,370
FRB Ser. 05-SD2, Class 1A3, (1 Month US LIBOR + 0.40%), 2.297%, 3/25/35			179,731	179,742

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, (1 Month US LIBOR + 4.30%), 6.197%, 7/25/25 (Bermuda)			13,003,368	13,198,629

CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3, (1 Month US LIBOR + 1.45%), 3.347%, 10/25/37			4,806,006	4,848,272

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-WFH3, Class M1, (1 Month US LIBOR + 0.29%), 2.187%, 10/25/36			22,568,000	22,575,111
FRB Ser. 06-WFH3, Class A4, (1 Month US LIBOR + 0.24%), 2.137%, 10/25/36			172,739	172,739

COLT Mortgage Loan Trust 144A Ser. 18-1, Class A1, 2.93%, 2/25/48(WAC)			6,897,433	6,862,946

Countrywide Asset-Backed Certificates Trust
FRB Ser. 05-4, Class MV3, (1 Month US LIBOR + 0.75%), 2.647%, 10/25/35			176,164	176,289
FRB Ser. 05-16, Class 3AV, (1 Month US LIBOR + 0.23%), 2.127%, 5/25/36			8,065,382	8,025,055
FRB Ser. 06-2, Class 1A1, (1 Month US LIBOR + 0.20%), 2.097%, 6/25/36			3,894,660	3,891,277
FRB Ser. 06-3, Class 1A, (1 Month US LIBOR + 0.20%), 2.097%, 6/25/36			918,136	916,964

Credit-Based Asset Servicing & Securitization, LLC 144A FRB Ser. 07-SP2, Class A3, (1 Month US LIBOR + 0.45%), 2.347%, 3/25/46			1,753,949	1,753,911

CSMC Trust 144A
Ser. 10-9R, Class 1A5, 4.00%, 8/27/37			17,910,213	17,999,764
FRB Ser. 14-5R, Class 6A1, (1 Month US LIBOR + 0.15%), 2.022%, 10/27/36			2,097,558	2,097,558

Deephaven Residential Mortgage Trust 144A
Ser. 18-1A, Class A1, 2.976%, 12/25/57(WAC)			5,657,833	5,636,616
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47(WAC)			3,580,841	3,547,897

Ellington Financial Mortgage Trust 144A Ser. 17-1, Class A1, 2.687%, 10/25/47(WAC)			14,947,683	14,863,976

EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, (1 Month US LIBOR + 0.72%), 2.617%, 4/25/35			3,617,613	3,614,321

First Franklin Mortgage Loan Trust
FRB Ser. 05-FFH3, Class M2, (1 Month US LIBOR + 0.80%), 2.692%, 9/25/35			2,656,607	2,672,310
FRB Ser. 06-FF1, Class 1A, (1 Month US LIBOR + 0.22%), 2.117%, 1/25/36			1,187,139	1,185,350

Galton Funding Mortgage Trust 144A Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)			9,193,013	9,270,234

GE-WMC Asset-Backed Pass-Through Certificates FRB Ser. 05-2, Class A1, (1 Month US LIBOR + 0.23%), 2.122%, 12/25/35			4,335,158	4,338,938

GSAA Home Equity Trust FRB Ser. 05-6, Class A3, (1 Month US LIBOR + 0.37%), 2.267%, 6/25/35			3,132,952	3,132,952

GSAMP Trust FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR + 0.23%), 2.127%, 10/25/46			1,692,647	1,682,830

GSMSC Resecuritization Trust 144A FRB Ser. 09-6R, Class 3A1, 3.87%, 2/26/36(WAC)			1,316,925	1,315,299

JPMorgan Mortgage Acquisition Trust
FRB Ser. 07-CH1, Class MV2, (1 Month US LIBOR + 0.28%), 2.177%, 11/25/36			6,650,000	6,585,163
FRB Ser. 06-CH1, Class A5, (1 Month US LIBOR + 0.23%), 2.127%, 7/25/36			791,060	789,924

Lehman XS Trust FRB Ser. 06-1, Class 1A2, (1 Month US LIBOR + 0.31%), 2.207%, 2/25/36			1,788,422	1,776,099

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class M1, (1 Month US LIBOR + 0.75%), 2.647%, 2/25/34			983,302	984,423

Merrill Lynch Mortgage Investors Trust
FRB Ser. 05-AR1, Class M1, (1 Month US LIBOR + 0.50%), 2.397%, 6/25/36			2,184,913	2,186,202
FRB Ser. 06-FF1, Class M2, (1 Month US LIBOR + 0.29%), 2.187%, 8/25/36			7,893,944	7,905,102

Morgan Stanley Home Equity Loan Trust 144A FRB Ser. 06-1, Class A1, (1 Month US LIBOR + 0.23%), 2.127%, 12/25/35			990,059	990,059

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
FRB Ser. 05-2, Class M2, (1 Month US LIBOR + 0.68%), 2.572%, 4/25/35			2,368,803	2,363,542
FRB Ser. 05-3, Class A1C, (1 Month US LIBOR + 0.37%), 2.267%, 7/25/35			11,756,722	11,786,114

Residential Asset Mortgage Products, Inc. Trust FRB Ser. 06-RZ4, Class A2, (1 Month US LIBOR + 0.18%), 2.077%, 10/25/36			176,190	176,261

Residential Asset Securities Corp., Trust
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR + 0.90%), 2.797%, 11/25/34			5,359,439	5,396,540
FRB Ser. 04-KS12, Class M1, (1 Month US LIBOR + 0.80%), 2.692%, 1/25/35			1,818,777	1,829,207
FRB Ser. 05-KS11, Class M1, (1 Month US LIBOR + 0.40%), 2.297%, 12/25/35			1,909,848	1,909,580

Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%), 2.377%, 1/25/36			15,509,797	15,378,894

Soundview Home Loan Trust
FRB Ser. 05-CTX1, Class M2, (1 Month US LIBOR + 0.44%), 2.337%, 11/25/35			3,700,305	3,707,939
FRB Ser. 06-2, Class M1, (1 Month US LIBOR + 0.33%), 2.227%, 3/25/36			4,580,501	4,560,920

Structured Asset Investment Loan Trust
FRB Ser. 04-7, Class A7, (1 Month US LIBOR + 0.84%), 2.737%, 8/25/34			4,275,899	4,278,884
FRB Ser. 05-8, Class A4, (1 Month US LIBOR + 0.72%), 2.617%, 10/25/35			909,771	910,611
FRB Ser. 05-HE1, Class M1, (1 Month US LIBOR + 0.71%), 2.602%, 7/25/35			1,706,082	1,713,312
FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.66%), 2.557%, 4/25/35			1,549,047	1,552,473

Structured Asset Investment Loan Trust 144A FRB Ser. 05-1, Class M2, (1 Month US LIBOR + 0.72%), 2.617%, 2/25/35			5,019,944	5,043,571

Structured Asset Securities Corp Mortgage Loan Trust
FRB Ser. 06-WF1, Class M1, (1 Month US LIBOR + 0.32%), 2.217%, 2/25/36			1,226,560	1,227,194
FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR + 0.26%), 2.157%, 4/25/36			2,808,781	2,794,737
FRB Ser. 06-NC1, Class A4, (1 Month US LIBOR + 0.15%), 2.047%, 5/25/36			832,361	830,485

Structured Asset Securities Corp. Mortgage Loan Trust 144A FRB Ser. 06-GEL3, Class A3, (1 Month US LIBOR + 0.30%), 2.197%, 7/25/36			4,764,121	4,752,733

Verus Securitization Trust 144A Ser. 17-SG1A, Class A1, 2.69%, 11/25/47			8,019,447	7,932,218

Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-4, Class M1, (1 Month US LIBOR + 0.46%), 2.357%, 12/25/35			3,136,157	3,141,620

				281,450,679

Total mortgage-backed securities (cost $444,804,724)				$444,886,429

CERTIFICATES OF DEPOSIT (4.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of Montreal/Chicago, IL FRN (Canada)	2.214	9/12/18	$28,500,000	$28,500,285

Bank of Nova Scotia/Houston	2.808	11/1/18	5,000,000	5,006,221

Bank of Nova Scotia/Houston FRN	2.327	9/14/18	18,000,000	18,007,092

Bank of Nova Scotia/Houston FRN	2.000	11/9/18	9,500,000	9,504,875

Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY FRN (Japan)	2.554	2/22/19	10,000,000	10,036,522

Canadian Imperial Bank of Commerce/New York, NY	2.017	2/4/19	19,500,000	19,507,265

Canadian Imperial Bank of Commerce/New York, NY FRN	2.314	5/29/19	16,300,000	16,320,587

Credit Suisse AG/New York, NY FRN	2.154	7/18/18	31,000,000	31,008,308

Mizuho Bank, Ltd./NY FRN	2.337	10/10/18	20,000,000	20,009,400

Mizuho Bank, Ltd./NY FRN	2.097	5/10/18	24,500,000	24,502,254

National Bank of Canada/New York, NY FRN	1.750	5/8/19	19,500,000	19,483,542

Nordea Bank AB/New York, NY FRN	2.375	3/7/19	10,000,000	10,010,001

Nordea Bank AB/New York, NY FRN	2.297	3/14/19	5,400,000	5,401,387

Nordea Bank AB/New York, NY FRN	2.272	2/21/19	6,000,000	6,009,009

Royal Bank of Canada/New York, NY FRN (Canada)	2.296	9/17/18	28,500,000	28,508,522

Skandinaviska Enskilda Banken AB/New York, NY FRN	2.037	5/3/19	19,750,000	19,761,691

Societe Generale/New York, NY FRN (France)	2.291	10/5/18	26,500,000	26,506,970

Sumitomo Mitsui Banking Corp/New York FRN (Japan)	2.485	6/5/19	19,650,000	19,702,735

Svenska Handelsbanken/New York, NY FRN (Sweden)	2.721	4/1/20	14,750,000	14,752,683

Svenska Handelsbanken/New York, NY FRN (Sweden)	2.315	6/7/19	9,750,000	9,761,546

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.439	2/12/19	20,000,000	20,038,612

Swedbank AB/New York	2.264	8/24/20	28,500,000	28,442,660

Total certificates of deposit (cost $390,571,192)				$390,782,167

ASSET-BACKED COMMERCIAL PAPER (1.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization, LLC	2.012	5/31/18	$29,000,000	$28,950,705

CHARTA, LLC	2.323	6/27/18	27,725,000	27,632,224

Liberty Street Funding, LLC (Canada)	2.081	5/29/18	12,000,000	11,981,314

LMA-Americas, LLC (France)	1.969	7/30/18	20,000,000	19,882,559

LMA-Americas, LLC (France)	1.673	5/3/18	14,600,000	14,597,907

Thunder Bay Funding, LLC	2.010	5/22/18	18,350,000	18,328,839

Victory Receivables Corp. (Japan)	2.283	7/5/18	20,000,000	19,921,680

Total asset-backed commercial paper (cost $141,303,717)				$141,295,228

ASSET-BACKED SECURITIES (0.8%)(a)
			Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.697%, 11/25/50			$20,365,000	$20,365,000

Station Place Securitization Trust 144A
FRB Ser. 17-6, Class A, (1 Month US LIBOR + 0.70%), 2.597%, 11/24/18			32,563,000	32,563,000
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.475%, 4/24/19			20,792,000	20,792,000

Total asset-backed securities (cost $73,720,000)				$73,720,000

REPURCHASE AGREEMENTS (0.4%)(a)
			Principal amount	Value

Interest in $35,000,000 tri-party term repurchase agreement dated 4/30/18 with BNP Paribas due 6/5/18 - maturity value of $35,046,958 for an effective yield of 1.910% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.450% to 8.125% and due dates ranging from 4/1/19 to 12/31/99, valued at $36,752,862)(IR)			$35,000,000	$35,000,000

Total repurchase agreements (cost $35,000,000)				$35,000,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates 4.50%, with due dates from 5/15/18 to 10/15/19			$13,260	$13,367

				13,367
U.S. Government Agency Mortgage Obligations (—%)

Federal Home Loan Mortgage Corporation 4.50%, 10/1/18			1,133	1,134

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 3/1/19			9,041	9,152
6.00%, 2/1/19			13	13
5.50%, 11/1/18			440	442
5.00%, with due dates from 5/1/18 to 5/1/21			30,395	30,854
4.50%, 8/1/18			2,605	2,612

Federal National Mortgage Association Pass-Through Certificates
6.50%, 12/1/19			1,043	1,057
6.00%, with due dates from 9/1/18 to 5/1/23			16,231	16,788
5.50%, with due dates from 11/1/18 to 11/1/23			27,984	28,424
5.00%, 11/1/19			16,007	16,196

				106,672

Total U.S. government and agency mortgage obligations (cost $126,795)				$120,039

Total investments (cost $8,978,244,464)				$8,983,806,617

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $8,987,514,687.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	66.4%
	Canada	8.4
	United Kingdom	6.0
	France	3.9
	Australia	3.8
	Netherlands	3.8
	Sweden	2.2
	Japan	1.6
	Denmark	1.0
	Norway	0.8
	Luxembourg	0.7
	Germany	0.6
	Other	0.8

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $36,752,862, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$141,295,228	$—
Asset-backed securities	—	73,720,000	—
Certificates of deposit	—	390,782,167	—
Commercial paper	—	3,361,477,218	—
Corporate bonds and notes	—	4,536,525,536	—
Mortgage-backed securities	—	444,886,429	—
Repurchase agreements	—	35,000,000	—
U.S. government and agency mortgage obligations	—	120,039	—

Totals by level	$—	$8,983,806,617	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 29, 2018